Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On April 20, 2023, the Company received a letter (the “Public Float Notice”) from the listing qualifications department staff of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the Company no longer meets the minimum 500,000 publicly held shares required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(4) (the “Public Float Standard”). The Public Float Notice states that the Company has until June 5, 2023 to provide Nasdaq with a specific plan to achieve and sustain compliance with all The Nasdaq Capital Market listing requirements, including the time frame for completion of this plan. If Nasdaq does not accept the Company’s plan, the Company will have the opportunity to appeal that decision to a Nasdaq Hearings Panel.

The Public Float Notice has no immediate effect on the listing of the Company’s securities, and the Company’s securities continue to trade on The Nasdaq Capital Market. The Company intends to provide Nasdaq prior to June 5, 2023 with the Company’s plan to meet the Public Float Standard, and will evaluate available options to regain compliance with the Nasdaq continued listing standards, including potential arrangements to be made in connection with the Company’s definitive business combination agreement with American Oncology Network, LLC announced by the Company on October 5, 2022. The Company believes that it will be able to comply with the Public Float Standard.

On April 27, 2023, the Company and AON amended and restated the Business Combination Agreement (as amended, the “Second Amended and Restated Business Combination Agreement”) to provide, among other things, that, prior to the closing, DTOC will commence, and use its commercially reasonable efforts to consummate, an offer to employees of AON to exchange, at the election of each such employee, each outstanding AON Class B-1 unit award held by such employee for a number of new issued shares of New AON Class A common stock equal to the applicable Per Company Unit Exchange Ratio (as such term is defined in the Second Amended and Restated Business Combination Agreement).

On May 1, 2023, the Company issued a promissory note to the Sponsor pursuant to which the Company may borrow up to an aggregate principal amount of $700,000 to fund the Company’s operating expenses (the “Working Capital Facility”). The Working Capital Facility bears no interest and all unpaid principal under the Working Capital Facility will be due and payable in full upon the earlier of (i) the date of the consummation of the Company’s initial business combination and (ii) the date of the liquidation of the Company.

On June 6, 2023, the underwriter waived all rights to the deferred underwriting fee with respect to the AON Business Combination.

On June 14, 2023, AON and DTOC amended and restated the Second Amended and Restated Business Combination Agreement to provide for, among other things, the merger of DTOC Merger Sub, Inc. ("Merger Sub") with and into GEF AON Holdings Corp. (the “AON Class C Preferred Investor”) whereby the separate existence of Merger Sub will cease and New AON will issue a number of shares of New AON Series A Preferred Stock equal to the number of AON Series A preferred units held by the AON Class C Preferred Investor to AEA Growth Management LP, the parent of AON Class C Preferred Investor (“AEA Growth”) in exchange for all the shares of common stock held by AEA Growth in the AON Class C Preferred Investor, the merger of the AON Class C Preferred Investor with and into New AON, the reclassification and exchange of the AON Class C Units, including any accrued interest thereon, for AON Series A preferred units at the Per Company Class C Unit Exchange Ratio, the issuance of the New AON Series A Preferred Stock to AEA Growth in exchange for the shares of common stock of the AON Class C Preferred Investor, and the removal of the minimum cash requirement of $60 million.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 6, 2023, the Company and AON amended and restated the Business Combination Agreement (as amended, the “Amended and Restated Business Combination Agreement”) to provide, among other things, that the board of managers of AON following the AON Business Combination will consist of (a) two managers designated by holders representing more than 50% of the AON common units and (b) three managers designated by New AON. In addition, the Amended and Restated Business Combination Agreement provides that AON unitholders may elect to receive, in lieu of any number of shares of New AON Class B common stock to which an AON unitholder would otherwise be entitled to receive, warrants to acquire such number of shares of New AON Class B common stock, by submitting an election in accordance with the procedures set forth in Amended and Restated Business Combination Agreement.

With the execution of the Amended and Restated Business Combination Agreement, the parties to the Sponsor Support Agreement have amended and restated the Sponsor Support Agreement (the “Amended and Restated Sponsor Support Agreement”) to modify certain vesting conditions on the shares of New AON Class A common stock held by the Stockholders as of the closing of the AON Business Combination. The foregoing descriptions of the agreements and the transactions and documents contemplated thereby do not purport to be complete and are subject to and qualified in their entirety by reference to the Amended and Restated Business Combination Agreement and Amended and Restated Sponsor Support.

On March 6, 2023, following approval by its stockholders at the special meeting of stockholders held on March 2, 2023 (the “Special Meeting”), the Company entered into an amendment (the “Trust Agreement Amendment”) to the Investment Management Trust Agreement, dated March 9, 2021 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company, as trustee, to allow the extension of the date by which the Company must consummate its initial business combination from March 12, 2023 to June 30, 2023, and the option to further extend the date by which it has to consummate a business combination beyond June 30, 2023 up to three (3) times for an additional (1) month each time to September 30, 2023. In connection with the Extension, the Company’s stockholders holding 31,502,931 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the trust account. As a result, $321,160,140 (approximately $10.19 per share) was removed from the trust account to pay such holders.

On March 6, 2023, in connection with the Special Meeting held to approve the Extension Proposal, the Sponsor deposited $150,000 into the Trust Account to fund the Extension Proposal. As repayment, we issued an unsecured promissory note to the Sponsor for $150,000. The promissory note bears no interest and all unpaid principal under the promissory note will be due and payable in full up upon the consummation of the AON Business Combination.

In connection with the approval of the Extension Amendment Proposal and Trust Agreement Amendment Proposal, the Company’s Chief Financial Officer and Sponsor elected to convert all their respective DTOC Class B shares into an aggregate of 8,262,500 shares of DTOC Class A common stock. Following the conversion, such shares will vote together with the rest of the DTOC Class A common stock on the Business Combination; however, as such shares were not issued as part of DTOC’s initial public offering, such shares are not entitled to any funds held in the Trust Account, including any interest thereon.